DERIVATIVES - Summary of Derivative Financial Instruments and Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 19,828,103	$ 17,683,691
Derivative Asset		212,970
Estimate Fair Value Loss	$ (357,698)	(212,977)
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Accrued interest and other assets
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 2,206,351	2,430,587
Derivative Asset	147,759	7,508
Estimate Fair Value Loss	(5,057)	(84,701)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,206,351	2,430,587
Derivative Asset	5,057	84,694
Estimate Fair Value Loss	(147,759)	(7,508)
Foreign Exchange [Member] | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	7,681,006	6,399,432
Derivative Asset	93,804	52,780
Estimate Fair Value Loss	(111,078)	(67,988)
Foreign Exchange [Member] | Matched interest rate swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	7,734,395	6,423,085
Derivative Asset	111,078	67,988
Estimate Fair Value Loss	(93,804)	(52,780)
Derivative [Member] | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 2,200,000	$ 2,400,000